CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES
Revenues from mining operations	$ 520,537	$ 398,478	$ 1,366,296	$ 983,517
COSTS, EXPENSES AND OTHER INCOME
Production	237,190	196,674	648,511	481,474
Exploration and corporate development	9,610	19,491	43,877	39,950
Amortization of property, plant and mine development	67,104	48,145	188,268	122,651
General and administrative (note 12)	20,410	19,925	79,684	71,595
Provincial capital tax		(6,934)		(6,779)
Interest	14,918	14,722	42,915	34,535
Loss (gain) on derivative financial instruments (note 9)	1,678	1,330	(654)	(3,826)
Interest and sundry loss (income) (note 10)	46	(1,784)	22	(3,943)
Loss (gain) on sale and write-down of available-for-sale securities (note 7)	3,402	(7,839)	(1,412)	(8,185)
Gain on acquisition of Comaplex		(57,526)		(57,526)
Loss on Goldex Mine (note 13)	298,183		298,183
Gain on sale of mining property		(8,888)		(8,888)
Foreign currency translation loss (gain)	(21,420)	17,685	(4,642)	9,159
Income (loss) before income and mining taxes	(110,584)	163,477	71,544	313,300
Income and mining tax (benefit) expense	(28,970)	42,016	39,069	69,147
Net income (loss) for the period	(81,614)	121,461	32,475	244,153
Net income (loss) per share - basic (in dollars per share)	$ (0.48)	$ 0.73	$ 0.19	$ 1.52
Net income (loss) per share - diluted (in dollars per share)	$ (0.48)	$ 0.71	$ 0.19	$ 1.49
Weighted average number of common shares outstanding (in thousands)
Basic (in shares)	169,238	167,461	169,055	160,353
Diluted (in shares)	169,238	170,679	172,646	163,342
Comprehensive income:
Net income (loss) for the period	(81,614)	121,461	32,475	244,153
Other comprehensive income (loss):
Unrealized (loss) gain on available-for-sale securities	(36,226)	6,240	(32,651)	39,211
Unrealized loss on derivative financial instruments	(15,994)		(15,994)
Adjustments for realized gain (loss) on available-for-sale securities due to dispositions and write-downs during the period	3,402	(7,840)	(1,412)	(8,186)
Net amount reclassified to income due to acquisition of business		(64,508)		(64,508)
Amortization of unrecognized gain (loss) on pension liability	110	(47)	330	(141)
Tax effect of other comprehensive income items	4,190	12	4,145	36
Other comprehensive loss for the period	(44,518)	(66,143)	(45,582)	(33,588)
Comprehensive income (loss) for the period	$ (126,132)	$ 55,318	$ (13,107)	$ 210,565